GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Sep. 30, 2017	Jul. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Sep. 21, 2017	Jun. 30, 2017
Disclosure of associates [line items]
Shares issued in initial public offering			27,178,839	27,047,737	5,037,664	21,954,078
Gross proceeds from initial public offering	$ 22,658
NexoBrid [Member]
Disclosure of associates [line items]
Funding amount		$ 56,000
Procurement amount		16,000
Additional funding amount		10,000
Additional procurement amount		$ 50,000
BARDA [Member]
Disclosure of associates [line items]
Funding amount			$ 21,200
PolyHeal Ltd. [Member]
Disclosure of associates [line items]
Ownership percentage			8.00%